Prospectus Adviser Class [Member] Expense Example - Prospectus-Adviser Class - Payden Absolute Return Bond Fund - Payden Absolute Return Bond Fund (Adviser Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,253